Share Based Compensation - Share Options Rollforward (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Number of Options
Beginning balance (shares) | shares	3,711,274
Granted (shares) | shares	438,175
Exercised (shares) | shares	(6,623)
Canceled or forfeited (shares) | shares	(25,690)
Ending balance (shares) | shares	4,117,136	3,711,274
Exercisable (shares) | shares	680,890
Vested and expected to vest (shares) | shares	4,117,136
Weighted-Average Exercise Price
Beginning balance weighted average exercise price (usd per share) | $ / shares	$ 19.25
Granted weighted average exercise price (usd per share) | $ / shares	27.54
Exercised weighted average exercise price (usd per share) | $ / shares	1.72
Canceled or forfeited weighted average exercise price (usd per share) | $ / shares	19.39
Ending balance weighted average exercise price (usd per share) | $ / shares	20.31	$ 19.25
Exercisable weighted average exercise price (usd per share) | $ / shares	7.68
Vested and expected to vest weighted average exercise price (usd per share) | $ / shares	$ 20.31
Weighted average contractual term outstanding (years)	9 years 21 days	9 years 5 months 19 days
Weighted average contractual term exercisable (years)	8 years 5 months 26 days
Weighted average contractual term vested and expected to vest (years)	9 years 21 days
Options outstanding (aggregate intrinsic value) | $	$ 14,989	$ 51,464
Options exercisable (aggregate intrinsic value) | $	6,342
Options vested and expected to vest (aggregate intrinsic value) | $	$ 14,989